April 16, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

WASHINGTON, D.C. 20549

RE:	American Beacon Funds (the “Registrant”)
(File Nos. 033-11387 and 811-04984)

Ladies and Gentlemen:

Enclosed for filing on behalf of American Beacon Funds (the “Trust”) pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund, American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Continuous Capital Emerging Markets Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon Frontier Markets Income Fund, American Beacon GLG Total Return Fund, American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, American Beacon Alpha Quant Value Fund, American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund, American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, American Beacon Zebra Small Cap Equity Fund, American Beacon TwentyFour Short Term Bond Fund, American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and the American Beacon Tocqueville International Value Fund, each a separate series of the Trust. The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on March 25, 2020 (Accession Number: 0001133228-20-001260), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please contact Rosemary K. Behan at (817) 391-6170.

Regards,

/s/ Rosemary K. Behan

Rosemary K. Behan

Vice President

American Beacon Funds

Attachment

cc:	Kathy K. Ingber, Esq. K&L Gates LLP